UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Mareile Cusack 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to:

Arthur Don Greenberg Traurig, LLP 77 West Wacker Drive Suite 3100 Chicago, IL 60601 (312) 456-8438

Registrant’s telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30, 2010

Date of reporting period:	December 31, 2009

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments

Number of Shares	Common Stocks—98.99%	Cost	Market Value

	Consumer discretionary & services—35.25%
997,875	Black & Decker Corp.	$37,601,426	$64,692,236
5,130,200	CBS Corp., Class B	24,505,203	72,079,310
6,009,339	Gannett Co., Inc.	15,971,756	89,238,684
2,442,925	International Game Technology	22,973,008	45,853,702
9,842,072	Interpublic Group of Cos., Inc.(a)	70,148,995	72,634,491
1,160,071	Meredith Corp.	24,852,975	35,788,190
985,848	Mohawk Industries, Inc.(a)	50,128,827	46,926,365
3,490,557	Newell Rubbermaid Inc.	70,816,297	52,393,261
1,418,075	Nordstrom, Inc.	20,132,272	53,291,259
2,004,356	Royal Caribbean Cruises Ltd.(a)	18,252,968	50,670,120
1,349,367	Sotheby’s	27,395,578	30,333,770
1,266,806	Tiffany & Co.	45,115,866	54,472,658
		427,895,171	668,374,046
	Consumer staples—11.23%
3,087,038	Constellation Brands, Inc., Class A(a)	47,610,661	49,176,515
856,554	Energizer Holdings, Inc.(a)	28,129,556	52,489,629
1,033,238	J.M. Smucker Co.	36,511,651	63,802,447
1,313,325	McCormick & Co., Inc.	46,516,963	47,450,432
		158,768,831	212,919,023
	Financial services—28.11%
4,823,757	CB Richard Ellis Group, Inc.(a)	23,015,936	65,458,383
934,026	City National Corp.	46,137,851	42,591,586
565,300	Dun & Bradstreet Corp.	45,048,428	47,694,361
1,858,355	Equifax Inc.	65,421,661	57,404,586
546,500	Fair Isaac Corp.	11,182,010	11,645,915
1,794,065	HCC Insurance Holdings, Inc.	35,586,221	50,179,998
4,395,278	Janus Capital Group Inc.	35,993,057	59,116,489
1,232,073	Jones Lang LaSalle Inc.	18,949,825	74,417,209
1,296,200	Lazard Ltd, Class A	45,877,838	49,216,714
127,816	Markel Corp.(a)	30,017,212	43,457,440
3,545,657	PrivateBancorp, Inc.	48,888,509	31,804,543
		406,118,548	532,987,224
	Health care—7.75%
680,534	Bio-Rad Laboratories, Inc., Class A(a)	40,868,901	65,644,310
1,596,701	Hospira, Inc.(a)	57,077,820	81,431,751
		97,946,721	147,076,061
	Materials & processing—1.69%
3,850,458	Interface, Inc., Class A(b)	39,000,143	31,997,306

arielinvestments.com	800.292.7435

December 31, 2009 (unaudited)

Number of Shares	Common Stocks—98.99%	Cost	Market Value

	Producer durables—11.79%
1,648,603	Brady Corp., Class A	$23,936,272	$49,474,576
1,525,000	Brink’s Co.	38,077,072	37,118,500
2,270,313	Hewitt Associates, Inc., Class A(a)	61,429,991	95,943,427
1,315,811	IDEX Corp.	15,542,024	40,987,513
		138,985,359	223,524,016
	Technology—3.17%
1,275,350	Anixter Intl Inc.(a)	31,585,346	60,068,985

	Total common stocks	1,300,300,119	1,876,946,661

Principal Amount	Repurchase Agreement—2.26%	Cost	Market Value

$42,795,261	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2009, due 1/4/2010, repurchase price $42,795,285, (collateralized by Federal Home Loan Mortgage Corp. 4.375%, due 7/17/2015)	$42,795,261	$42,795,261
	Total Investments—101.25%	$1,343,095,380	1,919,741,922
	Liabilities less Other Assets—(1.25%)		(23,622,710)
	Net Assets—100.00%		$1,896,119,212

(a)   Non-income producing.

(b)   Affiliated company (See Note Three).

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments	December 31, 2009 (unaudited)

Number of Shares	Common Stocks—99.48%	Cost	Market Value

	Consumer discretionary & services—32.49%
595,525	Black & Decker Corp.	$17,137,275	$38,607,886
1,217,250	Carnival Corp. & plc(a)	35,596,898	38,574,652
3,582,800	CBS Corp., Class B	24,487,329	50,338,340
4,075,800	Gannett Co., Inc.	9,052,514	60,525,630
1,786,800	International Game Technology	23,020,895	33,538,236
6,825,375	Interpublic Group of Cos., Inc.(a)	43,100,669	50,371,268
608,675	Mohawk Industries, Inc.(a)	27,610,605	28,972,930
763,300	Nordstrom, Inc.	10,075,318	28,684,814
973,900	Omnicom Group Inc.	28,176,713	38,128,185
651,000	Sotheby’s	13,939,619	14,634,480
773,100	Tiffany & Co.	25,369,849	33,243,300
1,336,700	Viacom, Inc.(a)	31,662,406	39,740,091
		289,230,090	455,359,812
	Consumer staples—9.14%
322,047	Clorox Co.	14,119,343	19,644,867
1,695,500	Constellation Brands, Inc., Class A(a)	23,312,580	27,009,315
500,400	Energizer Holdings, Inc.(a)	24,796,845	30,664,512
476,575	J.M. Smucker Co.	23,763,621	29,428,506
590,525	McCormick & Co., Inc.	20,815,375	21,335,668
		106,807,764	128,082,868
	Financial services—28.98%
878,000	AFLAC Inc.	16,307,709	40,607,500
3,237,150	CB Richard Ellis Group, Inc.(a)	12,333,020	43,928,126
576,400	City National Corp.	33,595,955	26,283,840
376,622	Dun & Bradstreet Corp.	17,395,217	31,775,598
1,169,600	Equifax Inc.	25,091,765	36,128,944
332,100	Franklin Resources, Inc.	10,904,455	34,986,735
2,822,275	Janus Capital Group Inc.	18,892,307	37,959,599
912,400	Jones Lang LaSalle Inc.	59,903,103	55,108,960
82,100	Markel Corp.(a)	27,637,865	27,914,000
867,600	Northern Trust Corp.	32,630,147	45,462,240
488,900	T. Rowe Price Group, Inc.	8,079,546	26,033,925
		262,771,089	406,189,467
	Health care—14.65%
559,050	Baxter Intl Inc.	14,860,479	32,805,054
280,525	Bio-Rad Laboratories, Inc., Class A(a)	19,179,774	27,059,441
468,100	Laboratory Corp. of America(a)	31,763,553	35,032,604
769,100	St. Jude Medical, Inc.(a)	28,596,523	28,287,498
768,054	Thermo Fisher Scientific Inc.(a)	12,988,831	36,628,495
771,900	Zimmer Holdings, Inc.(a)	35,156,044	45,627,009
		142,545,204	205,440,101

Number of Shares	Common Stocks—99.48%	Cost	Market Value

	Producer durables—9.24%
1,354,100	Accenture plc, Class A	$25,609,266	$56,195,150
1,410,700	Hewitt Associates, Inc., Class A(a)	38,554,216	59,616,182
285,050	Illinois Tool Works Inc.	14,678,601	13,679,550
		78,842,083	129,490,882
	Technology—4.98%
786,300	Anixter Intl Inc.(a)	48,471,627	37,034,730
2,279,800	Dell Inc.(a)	23,270,366	32,737,928
		71,741,993	69,772,658

	Total common stocks	951,938,223	1,394,335,788

Principal Amount	Repurchase Agreement—1.13%	Cost	Market Value

$15,874,542	Fixed Income Clearing Corporation, 0.01%, dated 12/31/2009, due 1/4/2010, repurchase price $15,874,551, (collateralized by Federal Home Loan Mortgage Corp., 4.375% due 7/17/2015)	$15,874,542	$15,874,542
	Total Investments—100.61%	$967,812,765	1,410,210,330
	Liabilities less Other Assets—(0.61%)		(8,530,218)
	Net Assets—100.00%		$1,401,680,112

(a) Non-income producing.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Ariel Focus Fund Schedule of Investments	December 31, 2009 (unaudited)

Number of Shares	Common Stocks—98.18%	Cost	Market Value

	Consumer discretionary & services—20.69%
29,100	Apollo Group, Inc.(a)	$1,843,642	$1,762,878
40,900	Carnival Corp. & plc(a)	1,562,840	1,296,121
49,600	Omnicom Group Inc.	2,048,518	1,941,840
13,600	Toyota Motor Corp., ADR	1,194,610	1,144,576
51,900	Walt Disney Co.	1,393,306	1,673,775
		8,042,916	7,819,190
	Energy—8.86%
26,300	Exxon Mobil Corp.	1,940,214	1,793,397
25,700	Hess Corp.	1,381,326	1,554,850
		3,321,540	3,348,247
	Financial services—21.07%
39,600	AFLAC Inc.	1,621,040	1,831,500
48,000	Bank of New York Mellon Corp.	1,291,864	1,342,560
565	Berkshire Hathaway Inc., Class B(a)	1,667,423	1,856,590
29,900	JPMorgan Chase & Co.	1,186,580	1,245,933
57,050	Morgan Stanley	1,691,357	1,688,680
		7,458,264	7,965,263
	Health care—17.66%
20,200	Baxter Intl Inc.	1,099,031	1,185,336
31,475	Covidien plc	1,110,016	1,507,337
36,400	Johnson & Johnson	2,195,656	2,344,524
44,800	Merck & Co., Inc.	1,209,311	1,636,992
		5,614,014	6,674,189
	Producer durables—20.65%
50,700	Accenture plc, Class A	1,339,776	2,104,050
27,800	Hewitt Associates, Inc., Class A(a)	1,057,324	1,174,828
20,100	Lockheed Martin Corp.	1,500,245	1,514,535
51,675	Tyco Intl Ltd.(a)	1,883,183	1,843,764
34,500	Waste Management, Inc.	850,446	1,166,445
		6,630,974	7,803,622
	Technology—9.25%
124,000	Dell Inc.(a)	2,403,457	1,780,640
13,100	International Business Machines Corp.	1,186,119	1,714,790
		3,589,576	3,495,430

	Total common stocks	34,657,284	37,105,941

Principal Amount	Repurchase Agreement—1.27%	Cost	Market Value

$481,530	Fixed Income Clearing Corporation, 0.01% dated 12/31/2009, due 1/4/2010, repurchase price $481,530, (collateralized by Federal Home Loan Mortgage Corp., 4.375% due 7/17/2015)	$481,530	$481,530
	Total Investments—99.45%	$35,138,814	37,587,471
	Other Assets less Liabilities—0.55%		206,271
	Net Assets—100.00%		$37,793,742

(a) Non-income producing.

ADR stands for American Depositary Receipt.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Notes to Schedules of Investments	December 31, 2009 (unaudited)

Note One | Organization

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund (the “Funds”) are series of the Trust. Ariel Fund and Ariel Appreciation Fund are diversified portfolios and Ariel Focus Fund is a non-diversified portfolio of the Trust.

Note Two | Significant accounting policies

The following is a summary of significant policies related to investments of the Funds held at December 31, 2009.

Fair value measurements — ASC 820-10 establishes a three- tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds’ investments carried at market value:

		Ariel
		Appreciation	Ariel
	Ariel Fund	Fund	Focus Fund
Level 1	$1,876,946,661	$1,394,335,788	$37,105,941
Level 2	42,795,261	15,874,542	481,530
Level 3	—	—	—
Market Value at 12/31/2009	$1,919,741,922	$1,410,210,330	$37,587,471

As of December 31, 2009 all Level 2 securities held are repurchase agreements, see Schedule of Investments.

Investment valuation— Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price.

Debt obligations having a maturity of 6o days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 6o days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase agreements — The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions— Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. Ariel Fund had the following transactions during the three months ended December 31, 2009, with affiliated companies:

	Share Activity				Three Months Ended December 31, 2009
	Balance			Balance		Dividends	Amount of Gain
	September 30,			December 31,		Credited to	(Loss) Realized on
Security Name	2009	Purchases	Sales	2009	Market Value	Income	Sale of Sharess
Interface, Inc.	3,825,658	24,800	—	3,850,458	$31,997,306	$9,564	$—

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody Hobson
Mellody Hobson
President Principal Executive Officer

Date:	February 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	February 2, 2010

By:	/s/ Thomas Herman
Thomas E. Herman
Vice President and Principal Financial Officer

Date:	February 2, 2010